Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
Note 14 - Leases

The Company`s leases include offices and warehouses for its facilities worldwide, as well as car leases, which are all classified as operating leases. Certain leases include renewal options that are under the Company`s sole discretion. The renewal options were included in the right of use (“ROU”) and liability calculation if it was reasonably certain that the Company would exercise the option.

The components of lease expense and supplemental cash flow information related to leases for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Year ended December 31,
	2025	2024	2023
	$ thousands	$ thousands	$ thousands
Components of lease expenses
Operating lease cost	4,480	4,298	4,014
Short-term lease cost	44	60	62
Variable lease cost	376	255	185

Total lease expenses	4,900	4,613	4,261

	Year ended December 31,
	2025	2024	2023
	$ thousands	$ thousands	$ thousands
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	4,360	3,950	3,913

Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	4,430	2,471	3,503

Supplemental balance sheet information related to leases was as follows:

	Year ended December 31,
	2025	2024
Weighted-average remaining operating lease term	3.61	6.09
Weighted-average discount rate of operating leases*	4.91%	4.93%

* The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Maturities of lease liabilities as of December 31, 2025, were as follows:

$ thousands
2026	4,522
2027	4,138
2028	3,677
2029	2,990
2030	2,942
2031 and thereafter	1,305
Total undiscounted lease payments	19,574
Less: imputed interest	2,242
Present value of lease liability	17,332

Current lease liabilities	4,001
Non-current lease liabilities	13,331
Present value of lease liability	17,332